Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Cash flows from operating activities
Net income	$ 3,230	$ 3,060	$ 6,402	$ 6,072
Adjustments for non-cash items and others
Provision for credit losses	426	274	940	608
Depreciation	157	141	307	276
Deferred income taxes	(124)	42	(286)	313
Amortization and impairment of other intangibles	300	266	593	527
Net changes in investments in joint ventures and associates	(13)	(13)	(28)	(35)
Losses (Gains) on investment securities	(47)	(51)	(96)	(94)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	494	(214)	1,006	(19)
Net change in accrued interest receivable and payable	28	76	114	(56)
Current income taxes	(376)	(541)	(535)	(2,511)
Derivative assets	4	11,337	9,227	848
Derivative liabilities	402	(13,329)	(8,070)	(1,237)
Trading securities	(743)	(1,807)	(10,658)	(613)
Loans, net of securitizations	(12,604)	(14,695)	(25,755)	(18,274)
Assets purchased under reverse repurchase agreements and securities borrowed	(11,860)	(1,419)	(14,918)	(40,208)
Deposits, net of securitizations	11,537	23,337	27,055	33,751
Obligations related to assets sold under repurchase agreements and securities loaned	(549)	(12,401)	17,166	27,834
Obligations related to securities sold short	807	2,643	1,802	3,039
Brokers and dealers receivable and payable	162	(778)	(316)	(944)
Other	(2,405)	(2,469)	(3,897)	(1,244)
Net cash from (used in) operating activities	(11,174)	(6,541)	53	8,033
Cash flows from investing activities
Change in interest-bearing deposits with banks	11,935	290	9,753	(4,317)
Proceeds from sale of investment securities	5,571	5,280	8,856	10,497
Proceeds from maturity of investment securities	7,279	11,753	22,298	18,885
Purchases of investment securities	(16,218)	(11,310)	(36,886)	(24,652)
Net acquisitions of premises and equipment and other intangibles	(575)	(517)	(1,136)	(874)
Net cash from (used in) investing activities	7,992	5,496	2,885	(461)
Cash flows from financing activities
Issue of common shares, net of issuance costs	30	9	39	32
Common shares purchased for cancellation	(11)	(224)	(359)	(1,147)
Issue of preferred shares, net of issuance costs			350
Redemption of preferred shares	(700)		(950)	(105)
Sales of treasury shares	1,315	1,408	2,926	2,902
Purchases of treasury shares	(1,383)	(1,499)	(3,015)	(2,973)
Dividends paid	(1,481)	(1,391)	(2,964)	(2,787)
Dividends/distributions paid to non-controlling interests		(1)		(19)
Change in short-term borrowings of subsidiaries	(1,774)	899	3,086	898
Net cash from (used in) financing activities	(4,004)	(799)	(887)	(3,199)
Effect of exchange rate changes on cash and due from banks	194	121	781	(15)
Net change in cash and due from banks	(6,992)	(1,723)	2,832	4,358
Cash and due from banks at beginning of period	40,033	34,488	30,209	28,407
Cash and due from banks at end of period	33,041	32,765	33,041	32,765
Cash flows from operating activities include:
Amount of interest paid	5,047	3,005	9,795	6,006
Amount of interest received	9,817	7,434	19,477	14,689
Amount of dividends received	488	429	981	839
Amount of income taxes paid	$ 958	$ 1,050	$ 1,749	$ 4,168